S000010818 [Member] Expense Example, No Redemption - S000010818 [Member]	Feb. 28, 2026 USD ($)
C000253708 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 59
Expense Example, No Redemption, 3 Years	270
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,154
C000030031 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	349
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,443
C000030032 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	427
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,724
C000030033 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	270
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,154
C000079027 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	42
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	$ 953